Financial Instruments - Summary of Interest Risk Factor (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range [member]
Disclosure of interest risk factor [line items]
Risk Variable	25.00%
Bottom of range [member] | Interest rate risk [member]
Disclosure of interest risk factor [line items]
Risk Variable	25.00%
Top of range [member]
Disclosure of interest risk factor [line items]
Risk Variable	50.00%
Top of range [member] | Interest rate risk [member]
Disclosure of interest risk factor [line items]
Risk Variable	50.00%